DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		6 Months Ended	11 Months Ended
	Jul. 07, 2020	Jun. 30, 2021	Dec. 31, 2020	Jul. 28, 2021	Mar. 03, 2021
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)			27,600,000
Sale of Private Placement Warrants (in shares)	7,520,000
Price of single warrant	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000		$ 7,520,000
Transaction Costs		$ 15,851,828	15,851,828
Underwriting fees		5,520,000	5,520,000
Deferred underwriting fees		9,660,000	9,660,000
Other offering costs		$ 671,828	$ 671,828
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account		80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination		$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent		15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%	100.00%
Threshold business days for redemption of public shares		10 days	10 days
Maximum net interest to pay dissolution expenses		$ 100,000	$ 100,000
Cash		791,603	491,827
Operating bank accounts		276,146,597	276,209,453
Working capital deficit		1,674,421	897,026
Franchise tax payable		$ 100,000	176,006
Amount on deposit in Trust Account			$ 209,000
Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Loans for working capital purpose				$ 4,000,000	$ 1,500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	27,600,000	27,600,000	27,600,000
Unit price	$ 10.00
Proceeds from issuance of units	$ 276,000,000
Amount on deposit in Trust Account	$ 276,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,520,000		7,520,000
Price of single warrant	$ 1.00		$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000		$ 7,520,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	3,600,000	3,600,000	3,600,000
Unit price	$ 10.00